INCOME TAXES (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Net operating loss carryforward		$ 34,688	$ 35,839
Tax credits		9,184	8,234
Capital losses carryforward	[1]	17,045	18,783
Bad debt reserve		901	557
Deferred revenues		1,656	1,383
Accrued warranty reserve		1,529	1,117
Inventory reserve		727	1,207
Intangible assets - patents		846	981
Other temporary differences		6,207	3,816
Total deferred tax assets before valuation allowance		72,783	71,917
Valuation allowance		(49,222)	(44,777)
Total deferred tax asset		23,561	27,140
Intangible assets acquired		(3,198)	(5,820)
Total deferred tax liability		(3,198)	(5,820)
Net deferred tax asset	[2]	$ 20,363	$ 21,320

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.
[2]	Net deferred tax asset (liability) is recorded in the following balance sheet line items: